Deferred Compensation Plans (Activity Related To NIU) (Details) (NIUs [Member], USD $)	Mar. 31, 2012
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of units), Beginning	36,871,138
Outstanding (number of units), Granted	58,890,897
Outstanding (number of units), Vested	(18,785,827)
Outstanding (number of units), Forfeited	(3,233,932)
Outstanding (number of units), Ending	36,871,138
Index price, Beginning	$ 3,320	[1],[2]
Index price, Granted	3,300	[1],[3]
Index price, Vested	3,110	[1],[4]
Index price, Forfeited		[1]
Index price, Ending	$ 3,320	[1],[2]
Indicator of determination of price of the each Units	0.10%	[1]

[1]	The price of each unit is determined using 1/1000th of the index price.
[2]	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2012
[3]	Weighted-average index price used to determine number of awards granted.
[4]	Weighted-average index price used to determine the final cash settlement amount of the awards.